Intangible Assets, Net - Summary of Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net
Finite-Lived intangible assets, Gross	¥ 178,731		¥ 57,831
Less: Accumulated amortization	(607)		(500)
Less: Impairment	(717)		(717)
Intangible assets, net	177,407	$ 24,987	56,614
Brokerage licenses
Intangible Assets, Net
Finite-Lived intangible assets, Gross	60,558		14,558
Insurance adjusting license
Intangible Assets, Net
Finite-Lived intangible assets, Gross	2,293		2,293
Insurance agency license
Intangible Assets, Net
Finite-Lived intangible assets, Gross	35,130		35,130
Trademark and software copyright
Intangible Assets, Net
Finite-Lived intangible assets, Gross	77,042		2,142
Medical institution license
Intangible Assets, Net
Finite-Lived intangible assets, Gross	¥ 3,708		¥ 3,708